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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               --------------------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          118 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/JOSEPH A. BUCCI              COBLESKILL, NY                MAY 13, 1999
    ----------------------------    ----------------------------   ------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          57
                                          --------------------------
 Form 13F Information Table Value Total:      $612,153 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE





              Name of Reporting Manager FENIMORE ASSET MANAGEMENT, INC.                                        3/31/99
                         -------------------------------


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5             COLUMN 6      COLUMN 7       COLUMN 8
 NAME OF           TITLE OF               VALUE       SHRS OR    SH/PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER            CLASS       CUSIP     (x$1000)     PRN AMT    PRN/CALL    DISCRETION     MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC                 COMMON
TELECOMMUNICATIONS  STOCK    000886101    1,035      21,700      SH             SOLE                    21,700     0    0

ALLIED CAPITAL      COMMON
CORPORATION         STOCK    01903Q108   16,197     881,483      SH             SOLE                   881,483     0    0

AMERICAN            COMMON
EXPRESS             STOCK    025816109   16,959     144,022      SH             SOLE                   144,022     0    0

BANKNORTH           COMMON
GROUP INC.          STOCK    06646L100    9,918     351,080      SH             SOLE                   351,080     0    0

BEN & JERRY'S       COMMON
HOMEMADE CL A       STOCK    081465106      781      27,900      SH             SOLE                    27,900     0    0

BRISTOL MYERS       COMMON
SQUIBB              STOCK    110122108      813      12,680      SH             SOLE                    12,680     0    0

C-COR               COMMON
ELECTRONICS         STOCK    125010108   13,373     775,229      SH             SOLE                   775,229     0    0

CENTURA             COMMON
BANKS               STOCK    15640T100    7,957     136,750      SH             SOLE                   136,750     0    0

CITIGROUP INC.      COMMON
                    STOCK    172967101   12,723     199,183      SH             SOLE                   199,183     0    0

CLARCOR             COMMON
                    STOCK    179895107   12,589     737,823      SH             SOLE                   737,823     0    0

CONMED              COMMON
CORPORATION         STOCK    207410101   39,328   1,268,659      SH             SOLE                 1,268,659     0    0

COTTON STATES LIFE  COMMON
INSURANCE CO.       STOCK    221774102      869      73,923      SH             SOLE                    73,923     0    0

CSS                 COMMON
INDUSTRIES          STOCK    125906107   13,652     613,585      SH             SOLE                   613,585     0    0

DELUXE              COMMON
CORPORATION         STOCK    248019101    7,925     272,100      SH             SOLE                   272,100     0    0

ESSEF CORP.         COMMON
                    STOCK    269145108   22,847   1,498,163      SH             SOLE                 1,498,163     0    0

FARM FAMILY         COMMON
HOLDINGS INC.       STOCK    307901108    8,769     276,200      SH             SOLE                   276,200     0    0

FINANCIAL SECURITY  COMMON
ASSURANCE HLDG.     STOCK    31769P100    4,598      92,650      SH             SOLE                    92,650     0    0

FRANKLIN            COMMON
COVEY CO            STOCK    353469109    3,381     375,650      SH             SOLE                   375,650     0    0

FRANKLIN            COMMON
RESOURCES           STOCK    354613101    5,880     209,070      SH             SOLE                   209,070     0    0

FUND AMERICAN       COMMON
ENTERPRISE HOLDINGS STOCK    360768105   30,089     226,125      SH             SOLE                   226,125     0    0

HICKORY TECH        COMMON
CORPORATION         STOCK    429060106      278      24,700      SH             SOLE                    24,700     0    0

HYCOR               COMMON
BIOMEDICAL          STOCK    448623108      257     248,964      SH             SOLE                   248,964     0    0

IDEX CORP           COMMON
                    STOCK    45167R104   15,509     658,199      SH             SOLE                   658,199     0    0

IFR SYSTEMS         COMMON
                    STOCK    449507102    5,075   1,041,006      SH             SOLE                 1,041,006     0    0

INTERCARGO CORP.    COMMON
                    STOCK    45844C108    3,214     277,950      SH             SOLE                   277,950     0    0

KAYDON              COMMON
CORPORATION         STOCK    486587108   38,017   1,313,753      SH             SOLE                   1,313,753   0    0

LANDAUER INC.       COMMON
                    STOCK    51476K103      263      10,900      SH             SOLE                      10,900   0    0

M&T BANK CORP.      COMMON
                    STOCK    55261F104   12,988      27,114      SH             SOLE                      27,114   0    0

MEREDITH CORP.      COMMON
                    STOCK    589433101    2,043      65,000      SH             SOLE                      65,000   0    0

MODERN              COMMON
CONTROLS INC.       STOCK    607556107    4,859   1,079,862      SH             SOLE                   1,079,862   0    0

NATURAL             COMMON
ALTERNATIVES        STOCK    638842302    1,394     285,900      SH             SOLE                     285,900   0    0
INTERNATIONAL

NEW ENGLAND         COMMON
BUSINESS            STOCK    643872104   22,824     795,600      SH             SOLE                     795,600   0    0
SERVICE, INC.

NEW PLAN EXCEL      COMMON
REALTY TRUST        STOCK    648053106   18,188     947,884      SH             SOLE                     947,884   0    0

ONE VALLEY          COMMON
BANCORP, INC.       STOCK    682419106    1,316      37,737      SH             SOLE                      37,737   0    0

ONEIDA LTD.         COMMON
                    STOCK    682505102      314      18,487      SH             SOLE                      18,487   0    0

PEOPLES HERITAGE    COMMON
FINANCIAL GROUP     STOCK    711147108    9,536     529,750      SH             SOLE                     529,750   0    0

PLUMAS BANK         COMMON
                    STOCK    729275107      984      57,024      SH             SOLE                      57,024   0    0

POE & BROWN         COMMON
                    STOCK    730444106   15,263     459,886      SH             SOLE                     459,886   0    0

PROTECTIVE          COMMON
LIFE CORP.          STOCK    743674103   17,097     451,410      SH             SOLE                     451,410   0    0

RAVEN               COMMON
INDUSTRIES          STOCK    754212108   12,034     859,603      SH             SOLE                     859,603   0    0

REDWOOD             COMMON
TRUST INC.          STOCK    758075402    1,726     107,900      SH             SOLE                     107,900   0    0

REGAL BELOIT, INC.  COMMON
                    STOCK    758750103   11,748     650,400      SH             SOLE                     650,400   0    0

RELIASTAR FINANCIAL COMMON
CORPORATION         STOCK    75952U103   31,385     736,295      SH             SOLE                     736,295   0    0

REYNOLDS &          COMMON
REYNOLDS, CL A      STOCK    761695105   15,003     789,625      SH             SOLE                     789,625   0    0

RPM INC.            COMMON
                    STOCK    749685103   15,492   1,163,677      SH             SOLE                   1,163,677   0    0

SERVICEMASTER       COMMON
COMPANY             STOCK    81760N109   31,867   1,568,779      SH             SOLE                   1,568,779   0    0

SOUTHTRUST          COMMON
CORP.               STOCK    844730101   11,312     303,175      SH             SOLE                     303,175   0    0

TENNANT COMPANY     COMMON
                    STOCK    880345103    8,045     234,900      SH             SOLE                     234,900   0    0

TRUSTCO BANK        COMMON
NEW YORK            STOCK    898349105   20,781     831,247      SH             SOLE                     831,247   0    0

TRUSTCO BANK        COMMON
NY.                 STOCK    898349105    2,011      80,420      SH             SOLE                      80,420   0    0

UNUM CORP.          COMMON
                    STOCK    903192102   15,174     319,031      SH             SOLE                     319,031   0    0

US BANCORP          COMMON
                    STOCK    902973106   13,248     388,935      SH             SOLE                     388,935   0    0

WADDELL &           COMMON
REED FINANCIAL      STOCK    930059100    4,545     221,700      SH             SOLE                     221,700   0    0

WADDELL & REED      COMMON
FINL CL B           STOCK    930059209    2,109     106,100      SH             SOLE                     106,100   0    0

WATSON              COMMON
PHARMACUTICALS      STOCK    942683103      738      16,734      SH             SOLE                      16,734   0    0

WD-40 COMPANY       COMMON
                    STOCK    929236107   13,599     468,920      SH             SOLE                     468,920   0    0

WHOLE FOODS         COMMON
MARKET INC.         STOCK    966837106    2,234      65,000      SH             SOLE                      65,000   0    0
                                        -------  ----------                                           ----------
GRAND TOTAL                             612,153  25,437,542                                           25,437,542
                                        =======  ==========                                           ==========

